Supplemental Equity and Comprehensive Income Information (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Equity and Comprehensive Income Information
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,000,000,000
Common stock, shares issued (in shares)	944,033,056	944,033,056
Treasury stock (in shares)	280,736,817	256,941,406	249,063,015	232,055,448
Preferred stock, shares authorized	10,000,000